UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/14

Item 1. Schedule of Investments.

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 98.1%
Belgium 1.1%
[a]KBC GROEP NV	Banks	55,080	$2,933,020
UCB SA	Pharmaceuticals	37,930	3,443,181
			6,376,201
Brazil 2.0%
Embraer SA, ADR	Aerospace & Defense	151,916	5,958,146
Petroleo Brasileiro SA, ADR	Oil, Gas & Consumable Fuels	370,954	5,263,837
			11,221,983
Canada 0.4%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	294,060	2,545,053

China 9.8%
China Mobile Ltd.	Wireless Telecommunication
	Services	375,900	4,340,110
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	13,223,610	8,106,532
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,035,000	5,198,624
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	6,079,000	5,433,376
Hilong Holding Ltd.	Energy Equipment & Services	6,477,000	2,752,745
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	13,112,000	6,957,357
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,464,800	6,037,683
Sinopharm Group Co.	Health Care Providers & Services	1,124,800	4,106,828
Springland International Holdings Ltd.	Multiline Retail	8,423,000	3,189,277
Weichai Power Co. Ltd., H	Machinery	1,665,000	6,025,577
Xingda International Holdings Ltd.	Auto Components	9,043,000	3,109,581
			55,257,690
Denmark 0.8%
H. Lundbeck AS	Pharmaceuticals	200,610	4,479,178

France 7.7%
[a]Alstom SA	Electrical Equipment	75,670	2,587,864
AXA SA	Insurance	185,724	4,576,087
BNP Paribas SA	Banks	96,693	6,413,406
Cie Generale des Etablissements Michelin, B	Auto Components	46,982	4,431,031
Credit Agricole SA	Banks	477,407	7,201,847
Sanofi	Pharmaceuticals	74,704	8,449,421
Technip SA	Energy Equipment & Services	44,580	3,750,149
Total SA, B	Oil, Gas & Consumable Fuels	96,568	6,274,622
			43,684,427
Germany 4.3%
[a]Commerzbank AG	Banks	248,350	3,713,512
Deutsche Lufthansa AG	Airlines	191,640	3,026,487
HeidelbergCement AG	Construction Materials	39,570	2,614,585
Merck KGaA	Pharmaceuticals	59,320	5,471,059
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	20,030	3,960,071
SAP SE	Software	35,650	2,570,778
Siemens AG, ADR	Industrial Conglomerates	24,462	2,912,691
			24,269,183
Hong Kong 2.1%
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	16,806,000	6,211,899
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	11,586,200	5,819,474
			12,031,373
India 2.3%
Biocon Ltd.	Biotechnology	553,642	4,451,303
Oberoi Realty Ltd.	Real Estate Management &
	Development	1,095,418	3,839,445

	Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Torrent Pharmaceuticals Ltd.	Pharmaceuticals	319,800	4,482,828
			12,773,576
Indonesia 0.4%
Gudang Garam Tbk PT	Tobacco	495,500	2,304,675

Ireland 1.0%
CRH PLC	Construction Materials	253,514	5,798,149

Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	162,982	8,760,282

Italy 3.3%
Eni SpA	Oil, Gas & Consumable Fuels	221,130	5,269,732
Intesa Sanpaolo SpA	Banks	872,453	2,650,981
[a]Saipem SpA	Energy Equipment & Services	166,925	3,550,034
UniCredit SpA	Banks	893,261	7,061,902
			18,532,649
Japan 4.9%
Keihin Corp.	Auto Components	375,300	4,959,279
Nissan Motor Co. Ltd.	Automobiles	484,720	4,725,418
Sompo Japan Nipponkoa Holdings Inc.	Insurance	183,800	4,460,278
Toyota Motor Corp.	Automobiles	72,000	4,243,637
Tsugami Corp.	Machinery	774,000	4,312,744
Unipres Corp.	Auto Components	264,100	5,175,787
			27,877,143
Netherlands 3.5%
Akzo Nobel NV	Chemicals	79,652	5,457,144
Fugro NV, IDR	Energy Equipment & Services	31,726	960,200
[a]ING Groep NV, IDR	Banks	451,670	6,451,383
[a,b]NN Group NV, 144A	Insurance	96,800	2,808,664
TNT Express NV	Air Freight & Logistics	632,595	4,005,706
			19,683,097
Russia 0.5%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	158,547	2,956,902

South Korea 7.1%
Hana Financial Group Inc.	Banks	332,027	12,117,199
Hyundai Mobis	Auto Components	24,507	5,970,235
KB Financial Group Inc.	Banks	150,355	5,494,275
POSCO	Metals & Mining	21,604	6,727,251
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	8,653	9,711,505
			40,020,465
Spain 0.7%
Telefonica SA	Diversified Telecommunication
	Services	263,890	4,084,183

Switzerland 3.2%
Credit Suisse Group AG	Capital Markets	257,430	7,137,875
Roche Holding AG	Pharmaceuticals	27,690	8,211,427
Swiss Re AG	Insurance	35,258	2,812,441
			18,161,743
Taiwan 1.6%
Siliconware Precision Industries Co., ADR	Semiconductors & Semiconductor
	Equipment	411,956	2,809,540
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	735,640	2,901,933
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	1,743,000	3,598,304
			9,309,777

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Thailand 0.5%
Bangkok Bank PCL, fgn.	Banks	426,900	2,763,959

Turkey 0.9%
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	403,307	5,299,454

United Kingdom 8.7%
Aviva PLC	Insurance	679,436	5,766,717
BAE Systems PLC	Aerospace & Defense	369,937	2,827,957
Barclays PLC	Banks	898,341	3,312,764
BP PLC	Oil, Gas & Consumable Fuels	531,926	3,910,606
GlaxoSmithKline PLC	Pharmaceuticals	275,822	6,318,798
HSBC Holdings PLC	Banks	552,050	5,603,837
Kingfisher PLC	Specialty Retail	802,029	4,211,768
[a]Lloyds Banking Group PLC	Banks	2,491,530	3,105,177
Marks & Spencer Group PLC	Multiline Retail	646,748	4,242,524
Serco Group PLC	Commercial Services & Supplies	547,492	2,539,563
Tesco PLC	Food & Staples Retailing	1,123,900	3,392,897
Vodafone Group PLC	Wireless Telecommunication
	Services	1,140,521	3,779,615
			49,012,223
United States 29.8%
[a]Actavis PLC	Pharmaceuticals	24,610	5,937,901
American International Group Inc.	Insurance	57,190	3,089,404
Amgen Inc.	Biotechnology	66,210	9,299,856
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	186,260	4,025,079
Baker Hughes Inc.	Energy Equipment & Services	62,060	4,037,624
Capital One Financial Corp.	Consumer Finance	73,740	6,018,659
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	126,340	2,904,557
Cisco Systems Inc.	Communications Equipment	190,980	4,806,966
Citigroup Inc.	Banks	153,300	7,944,006
Comcast Corp., A	Media	87,840	4,724,035
Comcast Corp., Special A	Media	23,810	1,273,835
CVS Health Corp.	Food & Staples Retailing	70,410	5,603,932
[a]Gilead Sciences Inc.	Biotechnology	97,600	10,389,520
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	130,430	4,626,352
JPMorgan Chase & Co.	Banks	107,100	6,451,704
KBR Inc.	Construction & Engineering	126,600	2,383,878
LyondellBasell Industries NV, A	Chemicals	40,420	4,392,037
Macy's Inc.	Multiline Retail	113,460	6,601,103
Medtronic Inc.	Health Care Equipment & Supplies	99,170	6,143,581
Merck & Co. Inc.	Pharmaceuticals	91,560	5,427,677
Microsoft Corp.	Software	262,400	12,164,864
Morgan Stanley	Capital Markets	208,460	7,206,462
[a]Navistar International Corp.	Machinery	190,890	6,282,190
Noble Corp. PLC	Energy Equipment & Services	188,690	4,192,692
Oracle Corp.	Software	82,300	3,150,444
[a]Paragon Offshore PLC	Energy Equipment & Services	68,190	419,368
Perrigo Co. PLC	Pharmaceuticals	18,778	2,820,268
Pfizer Inc.	Pharmaceuticals	233,314	6,899,095
[a]Seventy Seven Energy Inc.	Energy Equipment & Services	9,024	214,230
[a]Sprint Corp.	Wireless Telecommunication
	Services	342,200	2,169,548
SunTrust Banks Inc.	Banks	90,490	3,441,335
Symantec Corp.	Software	166,960	3,925,230
Target Corp.	Multiline Retail	62,360	3,908,725
Twenty-First Century Fox Inc., A	Media	165,940	5,690,082
			168,566,239
Total Common Stocks (Cost $439,806,335)			555,769,604

Templeton Global Opportunities Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Preferred Stocks (Cost $2,429,573) 0.2%
Brazil 0.2%
Vale SA, ADR, pfd., A	Metals & Mining	108,688	1,055,361
Total Investments (Cost $442,235,908) 98.3%			556,824,965
Other Assets, less Liabilities 1.7%			9,418,930
Net Assets 100.0%			$566,243,895

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the value of this security was $2,808,664, representing 0.50% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$446,352,016

Unrealized appreciation	$147,655,592
Unrealized depreciation	(37,182,643)
Net unrealized appreciation (depreciation)	$110,472,949

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date November 25, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2014